Share-based compensation - Summary of Restricted Shares Activities (Detail) - Restricted shares [Member] - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
2010 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted shares, Unvested, beginning balance	1,272,150	943,220	432,217
Number of restricted shares, Granted	6,750,520	2,050,000	1,170,000
Number of restricted shares, Vested	(267,630)	(115,125)	(274,960)
Number of restricted shares, Forfeited	(1,103,000)	(1,605,945)	(384,037)
Number of restricted shares, Unvested, Ending balance	6,652,040	1,272,150	943,220
Number of restricted shares, Vested and expected to vest, Ending balance	5,654,234	1,081,327	801,737
Weighted-Average Grant Date Fair Value, Granted	$ 2.32	$ 0.69	$ 1.18
2013 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted shares, Unvested, beginning balance	587,760	1,714,535	3,796,398
Number of restricted shares, Vested	(525,140)	(996,835)	(1,520,760)
Number of restricted shares, Forfeited	(28,445)	(129,940)	(561,103)
Number of restricted shares, Unvested, Ending balance	34,175	587,760	1,714,535
Number of restricted shares, Vested and expected to vest, Ending balance	29,049	499,596	1,457,355
2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted shares, Unvested, beginning balance	5,806,350	10,276,300	5,761,400
Number of restricted shares, Granted			6,749,000
Number of restricted shares, Vested	(2,086,450)	(2,447,950)	(1,262,200)
Number of restricted shares, Forfeited	(243,250)	(2,022,000)	(971,900)
Number of restricted shares, Unvested, Ending balance	3,476,650	5,806,350	10,276,300
Number of restricted shares, Vested and expected to vest, Ending balance	2,955,153	4,935,398	8,734,855
Weighted-Average Grant Date Fair Value, Granted			$ 1.12